Other Deductions - Net (Parenthetical) (Detail) (USD $)	12 Months Ended																																		12 Months Ended								1 Months Ended	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Brigham Young University [Member] Celebrex [Member]	Dec. 31, 2012 In Process Research And Development [Member]		Dec. 31, 2011 In Process Research And Development [Member]	Dec. 31, 2012 Consumer Healthcare [Member] Robitussin [Member]	Dec. 31, 2011 Biopharmaceutical [Member]	Dec. 31, 2012 Developed Technology Rights [Member]	Dec. 31, 2011 Developed Technology Rights [Member]	Dec. 31, 2012 Brands [Member]	Dec. 31, 2012 Worldwide Research and Development [Member]	Dec. 31, 2011 Worldwide Research and Development [Member]	Dec. 31, 2010 Worldwide Research and Development [Member]	Dec. 31, 2012 Consumer Healthcare [Member]	Dec. 31, 2012 Established Products [Member]	Dec. 31, 2011 Established Products [Member]	Dec. 31, 2010 Established Products [Member]	Dec. 31, 2012 Primary Care [Member]	Dec. 31, 2011 Primary Care [Member]	Dec. 31, 2010 Primary Care [Member]	Dec. 31, 2012 Specialty Care [Member]	Dec. 31, 2011 Specialty Care [Member]	Dec. 31, 2012 Emerging Markets [Member]	Dec. 31, 2011 Oncology [Member]	Dec. 31, 2012 Animal Health [Member]	Dec. 31, 2011 Animal Health [Member]	Dec. 31, 2011 Quigley Co Inc [Member]	Dec. 31, 2010 Quigley Co Inc [Member]	Dec. 31, 2012 Zoetis [Member] Public Offering [Member] Animal Health [Member]	Dec. 31, 2010 Wyeth [Member] Consumer Healthcare [Member]	Dec. 31, 2010 Wyeth [Member] Specialty Care [Member]	Dec. 31, 2010 Wyeth [Member] Oncology [Member]	Dec. 31, 2010 Indefinite Lived Brands [Member] Wyeth [Member]	Dec. 31, 2010 In Process Research And Development [Member] Wyeth [Member]	Dec. 31, 2010 Developed Technology Rights [Member] Wyeth [Member]	Dec. 31, 2012 Investments Impairment Charge [Member]	Dec. 31, 2011 Investments Impairment Charge [Member]	Oct. 31, 2012 Wyeth - Rapamune [Member]	Dec. 31, 2012 Wyeth - Rapamune [Member] U.S. Department of Justice [Member] Rapamune [Member]
Component of Operating Other Cost and Expense [Line Items]
Interest costs capitalized	$ 41,000,000		$ 50,000,000		$ 36,000,000
Available-for-sale securities, gross realized gains	39,000,000		79,000,000		153,000,000
Available-for-sale securities, gross realized losses	6,000,000		73,000,000		12,000,000
Available-for-sale securities, gross realized gains (losses), sale proceeds	19,000,000,000		10,200,000,000		5,300,000,000
Loss Contingency, Damages Awarded, Value																																											491,000,000	491,000,000
Product litigation, hormone replacement therapy	2,220,000,000	[1]	784,000,000	[1]	1,723,000,000	[1]	450,000,000																									1,300,000,000	1,300,000,000
Intangible asset impairments	872,000,000		851,000,000		1,790,000,000			393,000,000	[2]	475,000,000	175,000,000	193,000,000	279,000,000	183,000,000	25,000,000	303,000,000	394,000,000		200,000,000	83,000,000	193,000,000		135,000,000	56,000,000		56,000,000	135,000,000	56,000,000	56,000,000	39,000,000	17,000,000
Impairment limitation, percent	45,000,000
Certain asset impairment charges	$ 927,000,000	[3]	$ 902,000,000	[3]	$ 1,790,000,000	[3]												$ 54,000,000				$ 182,000,000			$ 145,000,000										$ 292,000,000	$ 708,000,000	$ 396,000,000	$ 292,000,000	$ 945,000,000	$ 540,000,000	$ 55,000,000	$ 51,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																																		19.80%

[1]	In 2012, primarily includes a $491 million charge resulting from an agreement-in-principle with the U.S. Department of Justice to resolve an investigation into Wyeth's historical promotional practices in connection with Rapamune, a $450 million settlement of a lawsuit by Brigham Young University related to Celebrex, and charges related to hormone-replacement therapy litigation and Chantix litigation. In 2011, primarily includes charges related to hormone-replacement therapy litigation. In 2010, includes a $1.3 billion charge for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc. (See Note 17. Commitments and Contingencies.)
[2]	Reflects intangible assets written down to their estimated fair value of $1.1 billion in 2012. The impairment charges of $872 million are included in Other deductions––net. Fair value is determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We start with a forecast of all the expected net cash flows associated with the asset, which includes the application of a terminal value for indefinite-lived assets, and then we apply an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the projections and the impact of technological risk associated with IPR&D assets, as well as the selection of a long-term growth rate; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.
[3]	In 2012, includes intangible asset impairment charges of $872 million, reflecting (i) $393 million of IPR&D assets, primarily related to compounds that targeted autoimmune and inflammatory diseases (full write-off) and, to a lesser extent, compounds related to pain treatment; (ii) $175 million related to our Consumer Healthcare indefinite-lived brand assets, primarily Robitussin, a cough suppressant; (iii) $279 million related to Developed Technology Rights, a charge comprised of impairments of various products, none of which individually exceeded $45 million; and (iv) $25 million of finite-lived brands. The intangible asset impairment charges for 2012 reflect, among other things, the impact of new scientific findings, updated commercial forecasts, changes in pricing, an increased competitive environment, litigation uncertainties regarding intellectual property and declining gross margins. The impairment charges in 2012 are associated with the following: Worldwide Research and Development ($303 million); Consumer Healthcare ($200 million); Primary Care ($135 million); Established Products ($83 million); Specialty Care ($56 million); Emerging Markets ($56 million) and Animal Health ($39 million). In addition, in 2012, also includes charges of approximately $55 million for certain investments. These investment impairment charges reflect the difficult global economic environment.In 2011, includes intangible asset impairment charges of $851 million, the majority of which relates to intangible assets that were acquired as part of our acquisition of Wyeth. These impairment charges reflect (i) $475 million of IPR&D assets, primarily related to two compounds for the treatment of certain autoimmune and inflammatory diseases; (ii) $193 million related to our biopharmaceutical indefinite-lived brand, Xanax; and (iii) $183 million related to Developed Technology Rights comprising the impairment of five assets. The intangible asset impairment charges for 2011 reflect, among other things, the impact of new scientific findings and an increased competitive environment. The impairment charges in 2011 are associated with the following: Worldwide Research and Development ($394 million); Established Products ($193 million); Specialty Care ($135 million); Primary Care ($56 million); Oncology ($56 million) and Animal Health ($17 million). In addition, in 2011, also includes charges of approximately $51 million for certain investments. These investment impairment charges reflect the difficult global economic environment.In 2010, includes intangible asset impairment charges of $1.8 billion, the majority of which relates to intangible assets that were acquired as part of our acquisition of Wyeth. These impairment charges reflect (i) $945 million of IPR&D assets, primarily Prevnar 13/Prevenar 13 Adult, a compound for the prevention of pneumococcal disease in adults age 50 and older, and Neratinib, a compound for the treatment of breast cancer; (ii) $292 million of indefinite-lived Brands, primarily related to Robitussin; and (iii) $540 million of Developed Technology Rights, primarily Thelin, a product that treated pulmonary hypertension, and Protonix, a product that treats erosive gastroesophageal reflux disease. These impairment charges, most of which occurred in the third quarter of 2010, reflect, among other things, the following: for IPR&D assets, the impact of changes to the development programs, the projected development and regulatory time-frames and the risk associated with these assets; for Brand assets, the current competitive environment and planned investment support; and, for Developed Technology Rights, in the case of Thelin, we voluntarily withdrew the product in regions where it was approved and discontinued all clinical studies worldwide, and for the others, an increased competitive environment. The impairment charges in 2010 are generally associated with the following: Specialty Care ($708 million); Oncology ($396 million); Consumer Healthcare ($292 million); Established Products ($182 million); Primary Care ($145 million); and Worldwide Research and Development ($54 million).